Contract-related costs (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Contract assets [Abstract]
Current	$ 33.0	$ 27.9
Non-current	31.9	35.7
Total	$ 64.9	63.6
Average customer life	5 years
Disclosure of assets recognized from costs to obtain or fulfil contracts with customers [Abstract]
Asset recognized from costs incurred to acquire a contract	$ 27.2	29.1
Amortization and impairment loss recognized as cost of providing services during the year	$ (22.6)	$ (16.1)
Top of Range [Member]
Contract assets [Abstract]
Expected amortization period, costs not capitalized	1 year